Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 25,667	$ 23,573	$ 71,403	$ 30,746
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	3,747	5,138
Non-current derivative liabilities	6,028	1,232
Long-term debt, current and non-current	652,048	671,690
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	3,469	3,799
Non-current derivative liabilities	6,028	527
Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	232
Financial liabilities:
Current derivative liabilities	278	1,339
Non-current derivative liabilities		705
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	25,667	23,573
Financial liabilities:
Long-term debt, current and non-current	648,509	667,772
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	3,469	3,799
Non-current derivative liabilities	6,028	527
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	232
Financial liabilities:
Current derivative liabilities	278	1,339
Non-current derivative liabilities		705
Fair Value [Member]
Financial assets:
Cash and cash equivalents	25,667	23,573
Financial liabilities:
Long-term debt, current and non-current	648,509	667,772
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	3,469	3,799
Non-current derivative liabilities	6,028	527
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	232
Financial liabilities:
Current derivative liabilities	$ 278	1,339
Non-current derivative liabilities		$ 705